Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Future minimum lease payments
2018 remainder of the year	$ 474,750	$ 139,000
2019	1,076,000	23,000
2020	573,000
2021	130,000
2022	68,000
2023	106,000
Total	$ 2,427,750	$ 162,000